Cromwell CenterSquare Real Estate Fund
Schedule of Investments
March 31, 2023 (Unaudited)
		Shares	Value
REITS - 99.34%
Apartments - 13.51%
American Homes 4 Rent - Class A		37,350	$1,174,657
AvalonBay Communities, Inc.		25,030	4,206,542
Camden Property Trust		8,430	883,801
Equity Residential		69,050	4,143,000
Essex Property Trust, Inc.		3,370	704,802
Invitation Homes, Inc.		127,080	3,968,709
Mid-America Apartment Communities, Inc.		5,570	841,293
UDR, Inc.		49,480	2,031,649
			17,954,453
Diversified - 29.37%
American Tower Corp.		47,980	9,804,233
Broadstone Net Lease, Inc.		101,500	1,726,515
Crown Castle, Inc.		43,320	5,797,949
Digital Realty Trust, Inc.		51,190	5,032,489
Equinix, Inc.		8,500	6,128,840
Lamar Advertising Co. - Class A		2,680	267,705
SBA Communications Corp.		17,300	4,516,511
Veris Residential, Inc. (a)		27,216	398,442
VICI Properties, Inc.		89,970	2,934,821
Weyerhaeuser Co.		80,370	2,421,548
			39,029,053
Health Care - 10.99%
CareTrust REIT, Inc.		31,240	611,679
Healthpeak Properties, Inc.		108,050	2,373,859
Medical Properties Trust, Inc.		161,474	1,327,316
Omega Healthcare Investors, Inc.		45,830	1,256,200
Sabra Health Care REIT, Inc.		57,600	662,400
Ventas, Inc.		84,450	3,660,908
Welltower, Inc.		65,666	4,707,596
			14,599,958

Hotels - 2.71%
Apple Hospitality REIT, Inc.		24,460	379,619
DiamondRock Hospitality Co.		57,730	469,345
Host Hotels & Resorts, Inc.		78,650	1,296,938
Park Hotels & Resorts, Inc.		39,183	484,302
Xenia Hotels & Resorts, Inc.		74,032	969,079
			3,599,283

Manufactured Homes - 2.84%
Sun Communities, Inc.		26,796	3,775,020
			3,775,020

Office Property - 4.86%
Alexandria Real Estate Equities, Inc.		19,380	2,433,934
Boston Properties, Inc.		8,150	441,078
Cousins Properties, Inc.		24,806	530,352
Douglas Emmett, Inc.		83,341	1,027,595
Highwoods Properties, Inc.		30,510	707,527
Kilroy Realty Corp.		40,900	1,325,160
			6,465,646

Regional Malls - 2.42%
Simon Property Group, Inc.		28,680	3,211,300
			3,211,300

Shopping Centers - 4.90%
Acadia Realty Trust		38,500	537,075
Brixmor Property Group, Inc.		91,660	1,972,523
Kimco Realty Corp.		32,880	642,147
Retail Opportunity Investments Corp.		34,647	483,672
RPT Realty		101,476	965,037
Regency Centers Corp.		18,321	1,120,879
Urban Edge Properties		52,270	787,186
			6,508,519

Single Tenant - 7.27%
Agree Realty Corp.		53,520	3,672,007
Four Corners Property Trust, Inc.		39,723	1,066,960
Realty Income Corp.		60,680	3,842,258
Spirit Realty Capital, Inc.		27,130	1,080,859
			9,662,084

Storage - 7.56%
CubeSmart		31,270	1,445,299
Extra Space Storage, Inc.		9,120	1,485,922
Life Storage, Inc.		10,140	1,329,253
Public Storage		19,160	5,789,002
			10,049,476

Warehouse/Industrials - 12.91%
Americold Realty Trust, Inc.		16,050	456,622
First Industrial Realty Trust, Inc.		57,350	3,051,020
Prologis, Inc.		95,360	11,898,067
Rexford Industrial Realty, Inc.		29,240	1,744,166
			17,149,875
TOTAL REITS (Cost $128,718,409)			132,004,667

SHORT-TERMS INVESTMENTS - 0.48%
U.S. Bank Money Market Deposit Account, 4.480% (b)		633,862	633,862
TOTAL SHORT-TERM INVESTMENTS (Cost $633,862)			633,862

Total Investments (Cost $129,352,271) - 99.82%			132,638,529
Other Assets in Excess of Liabilities - 0.18%			240,748
TOTAL NET ASSETS - 100.00%			$132,879,277

REITs	Real estate investment trusts.
(a)	Non-income producing security.
(b)
The Money Market Deposit Account (“MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of March 31, 2023.

Summary of Fair Value Exposure at March 31, 2023

FASB Accounting Standards Codification, “Fair Value Measurements” Topic 820 (“ASC 820”), establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value. ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. ASC 820 also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad Levels listed below:

 Level 1 – Quoted prices in active markets for identical securities.
 Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
 Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

    The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

    The following is a summary of the inputs used to value the Fund’s investments carried at fair value as of March 31, 2023:

	Level 1	Level 2	Level 3	Total
Assets:
REITs(1)	$132,004,667	$-	$-	$132,004,667
Short-Term Investments	633,862	-	-	633,862
Total Assets	$132,638,529	$-	$-	$132,638,529

(1) See the Schedule of Investments for industry classifications.